Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash
Note 5. Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash as of December 31, 2022 and December 31, 2021 are as follows (in thousands):

	December 31,	December 31,
	2022	2021
Cash and cash equivalents	$122,715	$222,378
Restricted cash, current and non-current	36,305	—

Cash, cash equivalents and restricted cash	$159,020	$222,378

Restricted cash relates to a guarantee issued by the Company to Barclays Bank PLC in connection with a letter of credit that Barclays provided to Football DataCo Limited for and on behalf of the Company for an aggregate amount of £30.0 million ($36.3 million as of December 31, 2022). See Note 21 – Commitments and Contingencies.